Fair Value Measurements Guarantees and Concentration of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

			Fair Value Measurements Using
	Carrying Amount	Fair Value	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Millions)
Assets (liabilities) at December 31, 2015:
Measured on a recurring basis:
ARO Trust investments	$67	$67	$67	$—	$—
Energy derivatives assets not designated as hedging instruments	5	5	—	3	2
Energy derivatives liabilities not designated as hedging instruments	(2)	(2)	—	—	(2)
Additional disclosures:
Notes receivable and other	12	12	10	2	—
Long-term debt, including current portion (1)	(19,176)	(15,988)	—	(15,988)	—
Assets (liabilities) at December 31, 2014:
Measured on a recurring basis:
ARO Trust investments	$48	$48	$48	$—	$—
Energy derivatives assets not designated as hedging instruments	3	3	1	—	2
Energy derivatives liabilities not designated as hedging instruments	(2)	(2)	—	—	(2)
Additional disclosures:
Notes receivable and other	5	4	—	4	—
Long-term debt, including current portion (1)	(16,251)	(16,607)	—	(16,607)	—

________________

(1)
Excludes capital leases. The carrying value has been reduced by $91 million and $74 million of debt acquisition costs at December 31, 2015 and 2014, respectively. (See Note 13 – Debt, Banking Arrangements, and Leases.)

Concentration of receivables, net of allowances, by product or service [Table Text Block]
The following table summarizes concentration of receivables, net of allowances.

	December 31,
	2015	2014
	(Millions)
NGLs, natural gas, and related products and services	$821	$728
Transportation of natural gas and related products	202	175
Other	3	2
Total	$1,026	$905

Property, plant, and equipment, net [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Nonrecurring [Table Text Block]

			Impairments
			Years Ended December 31,
	Date of Measurement	Fair Value	2015	2014
		(Millions)
Impairment of certain assets (1)	June 30, 2014	$46		$17
Impairment of certain assets (1)	December 31, 2014	32		13
Impairment of certain assets (1)	June 30, 2015	17	$20
Impairment of certain assets (2)	December 31, 2014	1		12
Impairment of certain assets (3)	December 31, 2015	13	94
Level 3 fair value measurements of certain assets			114	42
Other impairments (4)			31	10
Total impairments of certain assets			$145	$52
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(1)
Reflects impairment charges for our Northeast G&P segment associated with certain surplus equipment. Certain of these assets were previously presented as held for sale, but are now considered held for use and reported in Property, plant, and equipment – net in the Consolidated Balance Sheet at December 31, 2015. The estimated fair value was determined by a market approach based on our analysis of observable inputs in the principal market. These impairment charges are recorded in Other (income) expense – net within Costs and expenses in the Consolidated Statement of Comprehensive Income (Loss).

(2)
Reflects impairment charges for our Central segment associated with certain surplus equipment considered held for sale and reported in Other current assets in the Consolidated Balance Sheet. The estimated fair value was determined by a market approach based on our analysis of observable inputs in the principal market. These impairment charges are recorded in Other (income) expense – net within Costs and expenses in the Consolidated Statement of Comprehensive Income (Loss).

(3)
Reflects an impairment charge within our West segment associated with previously capitalized project development costs for a gas processing plant, the completion of which is now considered remote due to unfavorable impact of low natural gas prices on customer drilling activities. These impairment charges are recorded in Other (income) expense – net within Costs and expenses in the Consolidated Statement of Comprehensive Income (Loss). The assessed fair value primarily represents the estimated salvage value of certain equipment measured using a market approach based on our analysis of observable inputs in the principal market and is reported in Property, plant, and equipment – net in the Consolidated Balance Sheet.

(4)
Reflects multiple individually insignificant impairments of other certain assets that may no longer be in use or are surplus in nature for which the fair value was determined to be zero or an insignificant salvage value. These impairment charges are recorded in Other (income) expense – net within Costs and expenses in the Consolidated Statement of Comprehensive Income (Loss).

Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements, Nonrecurring [Table Text Block]

	Date of Measurement	Fair Value	Impairments
		(Millions)
Impairments of equity-method investments (1)	September 30, 2015	$1,203	$461
Impairments of equity-method investments (2)	December 31, 2015	4,017	890
Other impairment of equity-method investment	December 31, 2015	58	8
Level 3 fair value measurements of equity-method investments			$1,359
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(1)
Reflects other-than-temporary impairment charges related to equity-method investments in Central’s Delaware basin gas gathering system and certain of the Appalachia Midstream Investments in Northeast G&P reflected within Impairment of equity-method investments in the Consolidated Statement of Comprehensive Income (Loss). The historical carrying value of these investments was initially recorded based on estimated fair value during the third quarter of 2014 in conjunction with the ACMP Acquisition. We estimated the fair value of these investments using an income approach based on expected future cash flows and appropriate discount rates. The determination of estimated future cash flows involved significant assumptions regarding gathering volumes and related capital spending. Discount rates utilized were 11.8 percent and 8.8 percent for the Delaware basin gas gathering system and certain of the Appalachia Midstream Investments, respectively, and reflected our cost of capital as impacted by market conditions, and risks associated with the underlying businesses.

(2)
Reflects other-than-temporary impairment charges related to equity-method investments in Central’s Delaware basin gas gathering system and Northeast G&P’s UEOM and Laurel Mountain investments, as well as certain of the Appalachia Midstream Investments, all reflected within Impairment of equity-method investments in the Consolidated Statement of Comprehensive Income (Loss). We estimated the fair value of these investments using an income approach based on expected future cash flows and appropriate discount rates. The determination of estimated future cash flows involved significant assumptions regarding gathering volumes and related capital spending. Discount rates utilized ranged from 10.8 percent to 14.4 percent and reflected further fourth quarter increases in our cost of capital, revised estimates of expected future cash flows, and risks associated with the underlying businesses.